UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8699
                                   811-10019

Name of Fund: Merrill Lynch U.S. High Yield Fund, Inc.
              Master U.S. High Yield Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


Merrill Lynch U.S. High Yield Fund, Inc.

Schedule of Investments as of December 31, 2005

                      Beneficial Interest    Mutual Funds                                                                   Value
                       $      253,234,844    Master U.S. High Yield Trust                                         $   261,859,834

                                             Total Mutual Funds
                                             (Cost - $279,705,948) - 101.2%                                           261,859,834

Total Investments (Cost-$279,705,948) - 101.2%                                                                        261,859,834
Liabilities in Excess of Other Assets -(1.2%)                                                                         (3,126,613)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   258,733,221
                                                                                                                  ===============


Master U.S. High Yield Trust

Schedule of Investments as of December 31, 2005

                                        Face
Industry                              Amount    Corporate Bonds                                                         Value
Aerospace & Defense - 0.1%       $   325,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014                  $      266,500

Airlines - 0.6%                    1,275,000    American Airlines, Inc. Class C, 7.80% due 4/01/2008                    1,258,459
                                     179,178    Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009          170,191
                                                                                                                   --------------
                                                                                                                        1,428,650

Automotive - 5.3%                  1,450,000    Advanced Accessory Holdings Corp., 13.25% due 12/15/2011 (b)              565,500
                                   3,000,000    American Tire Distributors, Inc., 10.78% due 4/01/2012 (a)              2,760,000
                                   1,800,000    American Tire Distributors, Inc., 10.75% due 4/01/2013                  1,629,000
                                   1,700,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                         1,623,500
                                   2,610,000    Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                 1,983,600
                                   1,800,000    Exide Technologies, 10.50% due 3/15/2013 (e)                            1,260,000
                                   3,437,000    Metaldyne Corp., 11% due 6/15/2012                                      2,650,786
                                   1,500,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                         1,417,500
                                                                                                                   --------------
                                                                                                                       13,889,886

Broadcasting - 3.6%                1,400,000    Emmis Communications Corp., 10.366% due 6/15/2012 (a)                   1,405,250
                                   3,425,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                        3,151,000
                                     600,000    LIN Television Corp. Series B, 6.50% due 5/15/2013                        575,250
                                   3,150,000    Paxson Communications Corp., 10.777% due 1/15/2013 (a)(e)               3,027,938
                                     625,000    Sinclair Broadcast Group, Inc., 6% due 9/15/2012 (g)                      544,531
                                     925,000    Young Broadcasting, Inc., 8.75% due 1/15/2014                             815,156
                                                                                                                   --------------
                                                                                                                        9,519,125

Cable - International - 0.4%         575,000    New Skies Satellites NV, 9.573% due 11/01/2011 (a)                        598,000
                                     400,000    New Skies Satellites NV, 9.125% due 11/01/2012                            427,500
                                                                                                                   --------------
                                                                                                                        1,025,500

Cable - U.S. - 3.7%                1,925,000    Adelphia Communications Corp., 6% due 2/15/2006 (c)(g)                     26,469
                                     525,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                      490,875
                                   2,550,000    Charter Communications Holdings LLC, 10% due 4/01/2009                  1,899,750
                                   1,025,000    Charter Communications Holdings LLC, 9.625% due 11/15/2009                758,500
                                   1,875,000    Charter Communications, Inc., 5.875% due 11/16/2009 (e)(g)              1,394,531
                                     753,000    Loral Spacecom Corp., 14% due 10/15/2015 (d)                              881,010
                                   1,787,000    PanAmSat Corp., 9% due 8/15/2014                                        1,871,883
                                   1,450,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                1,624,000
                                   1,325,000    Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (b)(e)                  871,188
                                                                                                                   --------------
                                                                                                                        9,818,206

Chemicals - 6.1%                   2,475,000    Huntsman International, LLC, 9.875% due 3/01/2009                       2,611,125
                                   2,375,000    MacDermid, Inc., 9.125% due 7/15/2011                                   2,514,531
                                     875,000    Nova Chemical Corp., 7.561% due 11/15/2013 (a)(e)                         893,594
                                   3,300,000    Omnova Solutions, Inc.,11.25% due 6/01/2010                             3,440,250
                                   2,650,000    PolyOne Corp., 10.625% due 5/15/2010                                    2,842,125
                                   2,225,000    PolyOne Corp., 8.875% due 5/01/2012                                     2,180,500
                                     116,000    Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                   127,165
                                   1,300,000    Tronox Worldwide LLC, 9.50% due 12/01/2012 (e)                          1,326,000
                                                                                                                   --------------
                                                                                                                       15,935,290

Consumer - Durables - 0.5%         2,425,000    Simmons Co., 10.213% due 12/15/2014 (b)(e)                              1,309,500

Consumer -                         2,275,000    Levi Strauss & Co., 9.28% due 4/01/2012 (a)                             2,292,063
Non-Durables - 1.6%                2,025,000    Remington Arms Co., Inc., 10.50% due 2/01/2011                          1,802,250
                                                                                                                   --------------
                                                                                                                        4,094,313

Diversified Media - 3.0%             625,000    CanWest Media, Inc., 8% due 9/15/2012                                     638,281
                                   1,000,000    Dex Media, Inc., 8% due 11/15/2013                                      1,020,000
                                     925,000    Dex Media West LLC, 9.875% due 8/15/2013                                1,026,750
                                   4,000,000    Liberty Media Corp., 0.75% due 3/30/2023 (g)                            4,280,000
                                     250,000    Universal City Florida Holding Co. I, 8.375% due 5/01/2010                244,375
                                     625,000    Universal City Florida Holding Co. I, 9.43% due 5/01/2010 (a)             628,125
                                                                                                                   --------------
                                                                                                                        7,837,531

Energy - Exploration &               950,000    Chaparral Energy, Inc., 8.50% due 12/01/2015 (e)                          983,250
Production - 0.9%                  1,400,000    Compton Petroleum Corp., 7.625% due 12/01/2013 (e)                      1,431,500
                                                                                                                   --------------
                                                                                                                        2,414,750

Energy - Other - 4.2%              1,100,000    Aventine Renewable Energy Holdings, Inc., 10.491% due
                                                12/15/2011 (a)(e)                                                       1,138,500
                                   1,775,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                             1,757,250
                                   1,950,000    SemGroup LP, 8.75% due 11/15/2015 (e)                                   1,993,875
                                   2,925,000    Star Gas Partners LP, 10.25% due 2/15/2013                              2,888,438
                                   3,425,000    Suburban Propane Partners, LP, 6.875% due 12/15/2013                    3,202,375
                                                                                                                   --------------
                                                                                                                       10,980,438

Financial - 2.0%                   3,475,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                    3,242,460
                                   2,125,000    Triad Acquisition Corp., 11.125% due 5/01/2013 (e)                      2,103,750
                                                                                                                   --------------
                                                                                                                        5,346,210

Food & Drug - 0.7%                 2,513,000    Duane Reade, Inc., 9.75% due 8/01/2011                                  1,683,710
                                     275,000    Stripes Acquisition LLC, 10.625% due 12/15/2013 (e)                       279,125
                                                                                                                   --------------
                                                                                                                        1,962,835

Food & Tobacco - 3.5%                625,000    AmeriQual Group LLC, 9% due 4/01/2012 (e)                                 648,438
                                   1,575,000    American Seafoods Group LLC, 10.125% due 4/15/2010                      1,659,656
                                     179,560    Archibald Candy Corp., 10% due 11/01/2007 (c)                              11,436
                                     400,000    Del Monte Corp., 6.75% due 2/15/2015                                      390,000
                                   1,600,000    Dole Food Co., Inc., 7.25% due 6/15/2010                                1,552,000
                                     721,000    Dole Food Co., Inc., 8.875% due 3/15/2011                                 739,025
                                   1,700,000    Merisant Co., 9.50% due 7/15/2013                                       1,037,000
                                   4,275,000    Merisant Worldwide, Inc., 13.408% due 5/15/2014 (b)                       673,312
                                   3,225,000    Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                    2,580,000
                                                                                                                   --------------
                                                                                                                        9,290,867

Gaming - 1.4%                        575,000    CCM Merger, Inc., 8% due 8/01/2013 (e)                                    552,000
                                   1,920,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                          2,020,800
                                   1,000,000    Majestic Star Casino LLC, 9.75% due 1/15/2011 (e)                       1,007,500
                                                                                                                   --------------
                                                                                                                        3,580,300

Health Care - 3.9%                 3,350,000    Alpharma, Inc., 8.625% due 5/01/2011                                    3,638,938
                                     656,000    Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008             677,320
                                   1,250,000    Select Medical Corp., 7.625% due 2/01/2015                              1,203,125
                                     950,000    Tenet Healthcare Corp., 9.875% due 7/01/2014                              961,875
                                     725,000    Tenet Healthcare Corp., 9.25% due 2/01/2015 (e)                           719,562
                                   1,750,000    U.S. Oncology, Inc., 10.75% due 8/15/2014                               1,942,500
                                     850,000    Ventas Realty, LP, 9% due 5/01/2012                                       969,000
                                                                                                                   --------------
                                                                                                                       10,112,320

Housing - 2.8%                     3,100,000    Ashton Woods USA LLC, 9.50% due 10/01/2015 (e)                          2,793,875
                                     400,000    Building Materials Corp. of America, 8% due 12/01/2008                    404,500
                                   1,150,000    Building Materials Corp. of America, 7.75% due 8/01/2014                1,109,750
                                     875,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (e)               813,750
                                   1,375,000    Nortek, Inc., 8.50% due 9/01/2014                                       1,326,875
                                     575,000    Stanley-Martin Communities, 9.75% due 8/15/2015 (e)                       523,250
                                     325,000    Texas Industries, Inc., 7.25% due 7/15/2013 (e)                           337,187
                                                                                                                   --------------
                                                                                                                        7,309,187

Information Technology - 5.4%        575,000    Activant Solutions, Inc., 10.53% due 4/01/2010 (a)(e)                     592,969
                                   4,000,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012                      4,040,000
                                   2,550,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (g)                    2,887,875
                                   1,915,000    Quantum Corp., 4.375% due 8/01/2010 (g)                                 1,836,006
                                   1,175,000    Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(e)                 1,216,125
                                   1,750,000    Sungard Data Systems, Inc., 9.125% due 8/15/2013 (e)                    1,811,250
                                   1,900,000    Telcordia Technologies Inc., 10% due 3/15/2013 (e)                      1,738,500
                                                                                                                   --------------
                                                                                                                       14,122,725

Leisure - 0.1%                       225,000    Intrawest Corp., 7.50% due 10/15/2013                                     227,812

Manufacturing - 8.7%                 725,000    Altra Industrial Motion, Inc., 9% due 12/01/2011 (e)                      703,250
                                   2,550,000    Case New Holland, Inc., 6% due 6/01/2009                                2,473,500
                                     550,000    Chart Industries, Inc., 9.125% due 10/15/2015 (e)                         561,000
                                     975,000    Columbus McKinnon Corp., 10% due 8/01/2010                              1,079,813
                                   6,000,000    EaglePicher Inc., 9.75% due 9/01/2013 (c)                               4,560,000
                                   3,575,000    FastenTech, Inc., 11.50% due 5/01/2011                                  3,503,500
                                   2,800,000    Invensys Plc, 9.875% due 3/15/2011 (e)                                  2,772,000
                                   1,575,000    Mueller Group, Inc., 10% due 5/01/2012                                  1,673,438
                                   2,195,000    Propex Fabrics, Inc., 10% due 12/01/2012                                1,959,036
                                     600,000    Sensus Metering Systems, Inc., 8.625% due 12/15/2013                      531,000
                                   3,100,000    Superior Essex Communications LLC, 9% due 4/15/2012                     3,053,500
                                                                                                                   --------------
                                                                                                                       22,870,037

Metal - Other - 0.6%               3,850,000    Kaiser Aluminum & Chemical, 12.75% due 2/01/2003 (c)                      182,875
                                   1,575,000    Novelis, Inc., 7.25% due 2/15/2015                                      1,468,688
                                                                                                                   --------------
                                                                                                                        1,651,563

Packaging - 3.3%                   1,141,000    Anchor Glass Container Corp., 11.491% due 9/30/2006                     1,163,820
                                   1,500,000    Anchor Glass Container Corp., 11.497% due 2/15/2013 (c)                 1,095,000
                                   2,000,000    Pliant Corp., 11.125% due 9/01/2009                                     1,780,000
                                   2,425,000    Pliant Corp., 13% due 6/01/2010 (c)                                       472,875
                                   2,850,000    Portola Packaging, Inc., 8.25% due 2/01/2012                            2,094,750
                                   1,426,000    U.S. Can Corp., 12.375% due 10/01/2010                                  1,344,005
                                     900,000    Wise Metals Group LLC, 10.25% due 5/15/2012                               684,000
                                                                                                                   --------------
                                                                                                                        8,634,450

Paper - 3.7%                       1,050,000    Ainsworth Lumber Co. Ltd., 8.277% due 10/01/2010 (a)                    1,023,750
                                   1,140,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                         1,026,000
                                   1,375,000    Domtar, Inc., 7.125% due 8/15/2015                                      1,172,188
                                     569,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                543,395
                                   3,050,000    JSG Funding Plc, 9.625% due 10/01/2012                                  3,050,000
                                     200,000    Millar Western Forest Products Ltd., 7.75% due 11/15/2013                 149,000
                                   1,300,000    NewPage Corp., 10.93% due 5/01/2012 (a)                                 1,287,000
                                   1,625,000    NewPage Corp., 12% due 5/01/2013                                        1,495,000
                                                                                                                   --------------
                                                                                                                        9,746,333

Retail - 2.8%                      2,175,000    General Nutrition Centers, Inc., 8.625% due 1/15/2011                   2,098,875
                                   1,200,000    Jean Coutu Group, Inc., 8.50% due 8/01/2014                             1,098,000
                                   1,250,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)                        1,278,125
                                   1,125,000    Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (e)                   1,143,281
                                   1,550,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)            1,627,500
                                                                                                                   --------------
                                                                                                                        7,245,781

Service - 4.0%                       275,000    Ahern Rentals, Inc., 9.25% due 8/15/2013 (e)                              289,437
                                     600,000    Allied Waste North America, 6.375% due 4/15/2011                          585,000
                                   1,550,000    Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011          1,468,625
                                     850,000    Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                            894,625
                                   1,575,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                  1,580,906
                                   1,150,000    Dycom Industries, Inc., 8.125% due 10/15/2015 (e)                       1,150,000
                                     675,000    Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (e)                   641,250
                                     375,000    Mac-Gray Corp., 7.625% due 8/15/2015                                      377,813
                                   1,475,000    NationsRent Cos., Inc., 9.50% due 5/01/2015                             1,548,750
                                   2,025,000    United Rentals North America, Inc., 7.75% due 11/15/2013                1,974,375
                                                                                                                   --------------
                                                                                                                       10,510,781

Telecommunications - 3.1%          1,381,000    ADC Telecommunications, Inc., 1% due 6/15/2008 (g)                      1,379,274
                                   1,275,000    ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(g)               1,282,969
                                   1,550,000    Terremark Worldwide, Inc., 9% due 6/15/2009 (e)(g)                      1,317,500
                                     200,000    Terremark Worldwide, Inc., 9% due 6/15/2009 (g)                           170,000
                                   1,300,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                 1,371,500
                                   2,375,000    Time Warner Telecom, Inc., 10.125% due 2/01/2011                        2,487,812
                                                                                                                   --------------
                                                                                                                        8,009,055

Transportation - 0.3%                625,000    General Maritime Corp., 10% due 3/15/2013                                 714,063

Utility - 3.4%                       947,000    Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (g)              1,112,725
                                   1,300,000    Mirant North America LLC, 7.375% due 12/31/2013 (e)                     1,314,625
                                   2,050,000    Reliant Energy, Inc., 6.75% due 12/15/2014                              1,788,625
                                   3,400,000    Southern Star Central Corp., 8.50% due 8/01/2010                        3,604,000
                                     918,789    Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                         924,333
                                                                                                                   --------------
                                                                                                                        8,744,308

Wireless                             666,000    SBA Communications Corp., 8.50% due 12/01/2012                            739,260
Communications - 0.3%

                                                Total Corporate Bonds (Cost - $226,163,092) - 79.9%                   209,337,576


                                                Floating Rate Loan Interests (k)
Energy - Exploration &             3,000,000    Exco Holdings, Inc. Term Loan, 10% due 7/03/2006                        2,977,500
Production - 1.1%

Health Care - 0.7%                 1,600,000    HealthSouth Corp. Term Loan A, 10.375% due 1/16/2011                    1,697,333

                                                Total Floating Rate Loan Interests (Cost - $4,581,401) - 1.8%           4,674,833


                                      Shares
                                        Held    Common Stocks
Cable - U.S. - 1.1%                   98,348    Loral Space & Communications Ltd.                                       2,778,331

Energy - Other - 2.0%                201,649    Trico Marine Services, Inc.                                             5,242,874

Paper - 0.2%                         385,732    Western Forest Products, Inc. (i)                                         604,280

                                                Total Common Stocks (Cost - $11,243,367) - 3.3%                         8,625,485


                                                Preferred Stocks
Broadcasting - 0.4%                   26,000    Emmis Communications Corp. Class A, 6.25% (g)                           1,098,500

Cable - U.S. - 0.5%                    6,206    Loral Spacecom Corp. Series A, 12%                                      1,228,788

Telecommunications - 0.0%                 34    PTV, Inc. Series A, 10% (i)                                                    71

                                                Total Preferred Stocks (Cost - $2,318,403) - 0.9%                       2,327,359


                                                Warrants (j)
Health Care - 0.1%                    52,113    HealthSouth Corp. (expires 1/16/2014)                                     130,283

Packaging - 0.0%                       3,250    Pliant Corp. (expires 6/01/2010)                                               33

Wireless Communications - 0.1%           950    American Tower Corp. (expires 8/01/2008)                                  363,151

                                                Total Warrants  (Cost - $61,807) - 0.2%                                   493,467


                                  Beneficial
                                    Interest    Other Interests (f)
Airlines - 1.1%                $   7,087,950    U.S. Airways Group, Inc. (Certificate of Beneficial Interest)           2,976,939

Cable - U.S. - 0.0%                4,419,000    Loral Cyberstar Escrow (i)                                                     44

                                                Total Other Interests (Cost - $1,913,747) - 1.1%                        2,976,983


                                                Short-Term Securities
                               $  28,929,988    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (h)            28,929,988

                                                Total Short-Term Securities (Cost - $28,929,988) - 11.1%               28,929,988

                                                Total Investments (Cost - $275,211,805*) - 98.3%                      257,365,691
                                                Other Assets Less Liabilities - 1.7%                                    4,494,143
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $  261,859,834
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      275,777,790
                                                 ==================
    Gross unrealized appreciation                        $6,710,403
    Gross unrealized depreciation                      (25,122,502)
                                                 ------------------
    Net unrealized depreciation                  $     (18,412,099)
                                                 ==================


(a) Floating rate note.

(b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

(g) Convertible security.

(h) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3)
    of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $  1,322,042      $  449,898


(i) Non-income producing security.

(j) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k) Floating rate loan interests in which the Trust invests generally pays interest rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or
    (iii) the certificate of deposit rate.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts sold as of December 31, 2005 were as follows:

    Number of                        Expiration        Face        Unrealized
    Contracts        Issue              Date          Value       Depreciation

      45          10-Year U.S.
                 Treasury Bond       March 2006    $  4,875,161   $   (48,120)


  o Swaps outstanding as of December 31, 2005 were as follows:

                                                      Notional     Unrealized
                                                       Amount     Depreciation

    Bought credit default protection on
    Chemtura Corp. and pay 1.26%

    Broker, Credit Suisse First Boston
    Expires December 2010                            $1,125,000    $   (5,286)

    Bought credit default protection on
    Chemtura Corp. and pay 1.42%

    Broker, Morgan Stanley Capital Services, Inc.
    Expires December 2010                            $1,125,000       (13,081)
                                                                   -----------
    Total                                                          $  (18,367)
                                                                   ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High Yield Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High
       Yield Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High
       Yield Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. High Yield Fund, Inc. and Master U.S. High
       Yield Trust


Date:  February 21, 2006